COMMITMENTS AND CONTINGENCIES (Royalty Commitments) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Royalty rates	3.50%
Percent of grants received paid in royalties	100.00%
Total commitment with respect to royalty-bearing participation received, net of royalties paid	$ 42,001
Royalty expenses	$ 229	$ 222